S000051302 [Member] Investment Objectives and Goals - AB Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The investment objective of the Fund is to seek high current income consistent with preservation of capital.